Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Class A [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share [Line Items]
Allocation of net (loss) income, as adjusted	$ 3,917,196	$ 2,218,971
Basic and diluted weighted average shares outstanding	5,010,118	1,885,752
Basic and diluted net (loss) income per common stock	$ 0.78	$ 1.18
Class B [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share [Line Items]
Allocation of net (loss) income, as adjusted	$ 1,989,018	$ 3,721,324
Basic and diluted weighted average shares outstanding	2,543,967	3,162,500
Basic and diluted net (loss) income per common stock	$ 0.78	$ 1.18